Related Party Disclosures - Summary of Transactions with Related Parties (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Purchases	₽ 1,828	₽ 1,555	₽ 1,014
Sales	399	398	282
Other loss (income)	(192)	142	138
Financial and other assets	3,088	147
Financial liabilities to	(505)	(1,585)
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases	65	104	110
Sales	57	62	98
Financial and other assets	7	7
Financial liabilities to	(11)	(20)
Controlling shareholders and entities under control of the Group's controlling shareholders [member]
Disclosure of transactions between related parties [line items]
Purchases	1,763	1,451	904
Sales	342	336	184
Other loss (income)	(192)	142	₽ 138
Financial and other assets	3,081	140
Financial liabilities to	₽ (494)	₽ (1,565)